Income Taxes (Income Tax Benefit Statutory Tax Rate) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Income (loss) before income taxes	¥ (45,195)	$ (6,947)	¥ (49,166)	¥ (62,068)
Computed "expected" tax expense	(218)	(34)	(218)	(218)
Non-deductible expenses	0	0	0	0
Non-taxable income	131	20	131	218
Tax holiday	87	13	87	0
Tax effect of deferred tax and tax rates differential	(808)	(124)	(5,317)	(7,000)
Actual income tax benefit (expense)	¥ (808)	$ (124)	¥ (5,317)	¥ (7,000)